Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Commodities Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class A
Trading Symbol	RYMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.65%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class A shares) returned 4.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.72%	12.79%	4.66%
Class A (with sales charge)†	-0.25%	11.70%	4.15%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,346,200
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 37,456
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,346,200
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$37,456

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class C
Trading Symbol	RYMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$246	2.41%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class C shares) returned 3.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.95%	11.95%	3.86%
Class C (with CDSC)‡	2.95%	11.95%	3.86%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

Net Assets	$ 5,346,200
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 37,456
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,346,200
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$37,456

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class H
Trading Symbol	RYMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.65%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class H shares) returned 4.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class H	4.71%	12.78%	4.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,346,200
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 37,456
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$5,346,200
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$37,456

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.3%
Guggenheim Strategy Fund II	14.9%
Total	30.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	RYMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$196	1.91%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class A shares) returned 5.49%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.49%	5.29%	1.74%
Class A (with sales charge)†	0.46%	4.27%	1.24%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,689,899
Holdings Count | shares	85
Advisory Fees Paid, Amount	$ 203,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25

Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	RYMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$271	2.65%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class C shares) returned 4.75%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.75%	4.53%	0.99%
Class C (with CDSC)‡	3.77%	4.53%	0.99%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,689,899
Holdings Count | shares	85
Advisory Fees Paid, Amount	$ 203,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25

Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	RYMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$195	1.90%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class P shares) returned 5.50%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class P	5.50%	5.30%	1.76%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,689,899
Holdings Count | shares	85
Advisory Fees Paid, Amount	$ 203,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25

Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	RYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$168	1.63%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Institutional Class shares) returned 5.84%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Institutional Class	5.84%	5.60%	2.01%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,689,899
Holdings Count | shares	85
Advisory Fees Paid, Amount	$ 203,836
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$22,689,899
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$203,836

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.25

Guggenheim Strategy Fund III	21.2%
Guggenheim Strategy Fund II	13.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.3%
Total	46.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class A
Trading Symbol	RYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$183	1.82%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class A shares) returned 1.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	1.56%	1.10%	1.56%
Class A (with sales charge)†	-3.28%	0.12%	1.07%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,307,974
Holdings Count | shares	330
Advisory Fees Paid, Amount	$ 219,513
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class C
Trading Symbol	RYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$258	2.57%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class C shares) returned 0.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	0.85%	0.36%	0.82%
Class C (with CDSC)‡	-0.07%	0.36%	0.82%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,307,974
Holdings Count | shares	330
Advisory Fees Paid, Amount	$ 219,513
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class P
Trading Symbol	RYMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$183	1.82%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Class P shares) returned 1.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Class P	1.58%	1.10%	1.58%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,307,974
Holdings Count | shares	330
Advisory Fees Paid, Amount	$ 219,513
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Institutional Class
Trading Symbol	RYIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$158	1.57%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund (Institutional Class shares) returned 1.83%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One / Discover, UMB Financial / Harland Financial, and Chevron / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.25
	One Year	Five Years	Ten Years
Institutional Class	1.83%	1.35%	1.82%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,307,974
Holdings Count | shares	330
Advisory Fees Paid, Amount	$ 219,513
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.25
Net Assets	$10,307,974
Total Number of Portfolio Holdings	330
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$219,513

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	16.0%
Guggenheim Strategy Fund II	10.9%
Guggenheim Strategy Fund III	6.2%
Frontier Communications Parent, Inc.	2.2%
Chart Industries, Inc.	2.1%
ProAssurance Corp.	1.4%
International Money Express, Inc.	1.2%
Cantaloupe, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Norfolk Southern Corp.	1.1%
Top 10 Total	43.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.